Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Shareholders' Equity
Payable (in dollars per share)	$ 1.32	$ 1.26	$ 1.2
Purchase of treasury stock (in shares)	16,490	112,567	1,299,344